Subsequent Event - Additional Information (Details) - Subsequent Event [Member] $ / shares in Units, $ in Billions	Apr. 26, 2021 USD ($) States Branches Office $ / shares
Subsequent Event [Line Items]
Ownership percent expected to be owned	68.00%
Flagstar [Member]
Subsequent Event [Line Items]
Ownership percent expected to be owned	32.00%
Percentage of stock transaction value	100.00%
Implied total transaction value | $	$ 2.6
Business acquisition, share price | $ / shares	$ 4.0151
Business combination, description	Following completion of the transaction, New York Community shareholders are expected to own 68% of the combined company, while Flagstar shareholders are expected to own 32% of the combined company.
Business combination estimated total assets after merge | $	$ 87.0
Number of traditional branches | Branches	400
Number of retail home lending offices | Office	87
Number of state footprint | States	28
Number of states of traditional branches | States	9